Exit Disposal and Restructuring Activities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012 Restructuring 2012 Actions	Jun. 30, 2012 Restructuring 2011 Actions	Jul. 02, 2011 Restructuring 2011 Actions	Jul. 03, 2010 Restructuring 2010 Actions	Jun. 30, 2012 Restructuring Actions Prior To 2010
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 200	$ 200		$ 77	$ 34
Planned employee terminations		520		630	720
Employee terminations		270		570
Additional restructuring charges expected to be recognized, minimum	65
Additional restructuring charges expected to be recognized, maximum	75
Restructuring adjustments			1			1
Accrued costs						$ 6